Note to cash flow statement	12 Months Ended
Mar. 31, 2020
Note to cash flow statement
Note to cash flow statement

27.         Note to cash flow statement

The following table outlines the changes in the carrying value of net debt:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Net debt at beginning of year	(449.5)	(282.9)	(244.2)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	890.8	160.6	291.0
(Decrease) in financial assets > 3 months	(277.2)	(646.1)	(774.0)
Decrease/(increase) in restricted cash	(0.5)	0.3	22.8
Net cash flow from (increase)/decrease in debt	(274.4)	322.9	393.7
Movement in net funds resulting from cash flows	338.7	(162.3)	(66.5)

Other changes
Translation on U.S. dollar denominated debt	19.7	(4.3)	27.8
Adjustment on initial application of IFRS 16 (net of tax)	(140.4)	—	—
Lease additions	(166.1)	—	—
Interest expense	(5.6)	—	—
Movement from other changes	(292.4)	(4.3)	27.8

Net debt at end of year	(403.2)	(449.5)	(282.9)
Analyzed as:
Cash and cash equivalents, financial assets and restricted cash	3,808.0	3,194.9	3,680.1
Total borrowings*	(4,211.2)	(3,644.4)	(3,963.0)
Net debt	(403.2)	(449.5)	(282.9)

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities

The following table outlines the changes in the carrying value of share premium:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Balance at beginning of year	719.4	719.4	719.4
Changes from financing cashflows
Net proceeds from shares issued	19.1	—	—
Movement in net funds resulting from cash flows	19.1	—	—
Balance at end of year	738.5	719.4	719.4

During fiscal year 2020 the Group had cash outflows of €581m relating to the repurchase of ordinary shares (net of stamp duty) (2019: €561m, 2018: €829m), which affected the retained earnings account. Please refer to the Consolidated Statement of Changes in Equity for further detail.